Issued Capital - Schedule of Issued Capital (Parentheticals) (Details) - shares	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Ordinary Shares [Member]
Schedule of Issued Capital [Line Items]
Number of shares issued	9,127,370,686	5,245,115,318	2,439,897,618	2,406,874,578
Options [Member]
Schedule of Issued Capital [Line Items]
Number of shares issued